SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage, description			Affiliated company is a company held to the extent of 20% or more (which are not subsidiary), or company less than 20% held, which the Company can exercise significant influence over operating and financial policy of the affiliate.
Employee contribution percentage			8.33%
Research and development grants			$ 272
Total weighted average number of potentially dilutive ordinary shares	452,109,492	48,642,797	112,866,881	23,069,233
Bio Imagery Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Variable interest percentage			33.00%
CATK [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Variable interest percentage			15.00%